Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New consolidations / (deconsolidations) and other increases / (decreases)	$ 15	$ (3)	$ 193
Share premium
New consolidations / (deconsolidations) and other increases / (decreases)	45	4	182
Retained earnings
New consolidations / (deconsolidations) and other increases / (decreases)	0	3
Other comprehensive income recognized directly in equity, net of tax
New consolidations / (deconsolidations) and other increases / (decreases)		(3)
of which: financial assets at fair value through other comprehensive income
New consolidations / (deconsolidations) and other increases / (decreases)		(3)
Total equity attributable to shareholders
New consolidations / (deconsolidations) and other increases / (decreases)	45	4	182
Non-controlling interests
New consolidations / (deconsolidations) and other increases / (decreases)	$ (31)	$ (7)	$ 12